Contract Assets/Contract Liabilities - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Contract Liabilities [Abstract]
Beginning of the financial year	RM 3,700,000	$ 912,229	RM 2,584,731	RM 4,299,000
Receipt from clients	9,848,141	2,428,043	3,700,000	2,584,731
Revenue recognized during the year	(3,700,000)	(912,229)	(2,584,731)	(4,299,000)
End of the financial year	RM 9,848,141	$ 2,428,043	RM 3,700,000	RM 2,584,731